BUSINESS COMBINATIONS - Intangible Assets (Details) - Shaw Communications Inc.		12 Months Ended
	Apr. 03, 2023	Dec. 31, 2024
Customer relationships | Minimum
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	8 years	8 years
Customer relationships | Maximum
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	15 years	15 years
Brand names
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years	3 years
Other intangible assets
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	15 years	15 years